Personnel Costs - Summary of Personnel Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Employee Benefit Expenses [Abstract]
Wages and salaries	€ 27,602	€ 26,318	€ 18,185
Social security contributions, pensions, and other employee benefits	5,031	4,959	3,238
Share based payments	3,972	6,133	1,942
Total	€ 36,604	€ 37,410	€ 23,365